Offerings	Feb. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 70,493,229.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,735.11
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the Registrant is carrying forward to this Registration Statement $529,506,771 aggregate offering price of unsold shares of beneficial interest (the “Unsold Shares”) that the Registrant previously registered for sale pursuant to the Prior Registration Statement on Form N-2 (File No. 333-283156) which was declared effective on March 31, 2025 and which remain unallocated as of the filing date of this Registration Statement. The Registrant previously paid filing fees of $57,928.62 in connection with the Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 529,506,771.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-283156
Carry Forward Initial Effective Date	Mar. 31, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 57,928.62
Offering Note	There is being registered hereunder an indeterminate principal amount of common or preferred stock or subscription rights to purchase common stock, preferred stock or common and preferred stock as may be sold, from time to time. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $600,000,000.